Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value changes in available-for-sale equity security, tax effect	$ (155)	$ 1,122	$ (2,218)
Issuance of new shares, related expenses			$ 8,536